Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of Property and equipment, net
Property and equipment, net consisted of the following:

	December 31,
(in thousands)	2018	2019
Laboratory equipment	$3,053	$5,029
Computer equipment and software	261	740
Furniture and fixtures	—	826
Leasehold improvements	1,561	12,993
Construction in progress	—	4,487

	4,875	24,075
Less: Accumulated depreciation and amortization	(389)	(2,230)

	$4,486	$21,845